Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	SCHRODER SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000908802
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 09, 2021
Document Effective Date	dei_DocumentEffectiveDate	Apr. 09, 2021
Prospectus Date	rr_ProspectusDate	Mar. 01, 2021
Schroder Long Duration Investment-Grade Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Filed pursuant to Rule 497(e) and Rule 497(k)

under the Securities Act of 1933, as amended

File Registration No.: 033-65632

SCHRODER SERIES TRUST

(the "Trust")

Schroder Long Duration Investment-Grade Bond Fund

Schroder Core Bond Fund

(each, a "Fund," and together, the "Funds")

Supplement dated April 9, 2021 to:

•	the Schroder Long Duration Investment-Grade Bond Fund's Summary Prospectus, dated March 1, 2021 (the "Long Duration Fund Summary Prospectus");
•	the Schroder Core Bond Fund's Summary Prospectus, dated March 1, 2021 (the "Core Bond Fund Summary Prospectus" and, together with the Long Duration Fund Summary Prospectus, the "Summary Prospectuses");
•	the Funds' Prospectus, dated March 1, 2021 (the "Prospectus"); and
•	the Funds' Statement of Additional Information dated March 1, 2021 (the "SAI").

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Prospectus, and SAI, and should be read in conjunction with the Summary Prospectuses, Prospectus, and SAI.

Andrew B.J. Chorlton, Head of Fixed Income for Schroders plc and its affiliates, has completed the transition of his portfolio management responsibilities with respect to the Funds to Eric Lau. As a result, he no longer serves as a portfolio manager to the Funds. Mr. Chorlton was the only individual associated with Schroder Investment Management North America Ltd. ("SIMNA Ltd.") that provided discretionary investment advisory services to the Funds. As such, SIMNA Ltd. has terminated its sub-advisory agreement with Schroder Investment Management North America Inc., the investment adviser to the Funds, and no longer serves as sub-adviser to the Funds.

Accordingly, effective immediately, all references to "SIMNA Ltd." and "the Sub-Adviser" in the Summary Prospectuses, Prospectus and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SCH-SK-013-0100

Schroder Core Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Filed pursuant to Rule 497(e) and Rule 497(k)

under the Securities Act of 1933, as amended

File Registration No.: 033-65632

SCHRODER SERIES TRUST

(the "Trust")

Schroder Long Duration Investment-Grade Bond Fund

Schroder Core Bond Fund

(each, a "Fund," and together, the "Funds")

Supplement dated April 9, 2021 to:

•	the Schroder Long Duration Investment-Grade Bond Fund's Summary Prospectus, dated March 1, 2021 (the "Long Duration Fund Summary Prospectus");
•	the Schroder Core Bond Fund's Summary Prospectus, dated March 1, 2021 (the "Core Bond Fund Summary Prospectus" and, together with the Long Duration Fund Summary Prospectus, the "Summary Prospectuses");
•	the Funds' Prospectus, dated March 1, 2021 (the "Prospectus"); and
•	the Funds' Statement of Additional Information dated March 1, 2021 (the "SAI").

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Prospectus, and SAI, and should be read in conjunction with the Summary Prospectuses, Prospectus, and SAI.

Andrew B.J. Chorlton, Head of Fixed Income for Schroders plc and its affiliates, has completed the transition of his portfolio management responsibilities with respect to the Funds to Eric Lau. As a result, he no longer serves as a portfolio manager to the Funds. Mr. Chorlton was the only individual associated with Schroder Investment Management North America Ltd. ("SIMNA Ltd.") that provided discretionary investment advisory services to the Funds. As such, SIMNA Ltd. has terminated its sub-advisory agreement with Schroder Investment Management North America Inc., the investment adviser to the Funds, and no longer serves as sub-adviser to the Funds.

Accordingly, effective immediately, all references to "SIMNA Ltd." and "the Sub-Adviser" in the Summary Prospectuses, Prospectus and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SCH-SK-013-0100